Schedule of Investments March 31, 2021 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.5%
Banks - 9.4%
Comerica	7,900	$566,746
First Horizon National	32,650	552,111
KeyCorp	23,950	478,521
PNC Financial Services Group	1,550	271,885
Synovus Financial	6,050	276,788
US Bancorp	7,000	387,170
		2,533,221
Consumer Discretionary - 1.0%
Darden Restaurants	1,850	262,700
Consumer Staples - 9.2%
Campbell Soup	5,850	294,079
Church & Dwight	1,950	170,332
Coca-Cola	9,165	483,087
JM Smucker	3,320	420,080
Mondelez International, Class A	7,190	420,831
Nestle	3,810	424,637
Walgreens Boots Alliance	4,780	262,422
		2,475,468
Diversified Financial Services - 1.4%
Federated Hermes, Class B	12,150	380,295
Energy - 4.5%
Hess	7,450	527,162
Pioneer Natural Resources	4,250	674,985
		1,202,147
Healthcare - 7.3%
Abbott Laboratories	4,810	576,430
AstraZeneca - ADR	4,410	219,265
Merck & Co.	9,650	743,919
NuVasive *	6,500	426,140
		1,965,754
Industrials - 8.7%
Curtiss-Wright	3,000	355,800
Eaton	5,820	804,790
Pentair	8,900	554,648
Raytheon Technologies	4,150	320,670
Robert Half International	3,750	292,763
		2,328,671
Information Technology - 5.1%
FLIR Systems	2,100	118,587
Leidos Holdings	2,750	264,770

Microsoft	1,100	259,347
Oracle	5,230	366,989
Paychex	3,600	352,872
		1,362,565
Insurance Brokers - 4.4%
Arthur J. Gallagher & Co.	3,500	436,695
Brown & Brown	16,230	741,873
		1,178,568
Life & Health Insurance - 4.6%
Aflac	6,630	339,323
Globe Life	4,040	390,385
Voya Financial	7,700	490,028
		1,219,736
Materials - 4.2%
Axalta Coating Systems *	15,700	464,406
Domtar	5,091	188,113
Louisiana-Pacific	8,470	469,746
		1,122,265
Property & Casualty Insurance - 5.8%
Berkshire Hathaway, Class B *	1,370	349,994
First American Financial	4,475	253,509
Hanover Insurance Group	1,500	194,190
Lancashire Holdings	43,000	381,764
Selective Insurance Group	2,020	146,531
W.R. Berkley	3,050	229,817
		1,555,805
Real Estate - 3.1%
Four Corners Property Trust	11,848	324,635
Howard Hughes *	5,450	518,459
		843,094
Reinsurance - 5.8%
Alleghany *	596	373,269
Everest Re Group	1,150	284,981
RenaissanceRe Holdings	5,674	909,259
		1,567,509
Total Common Stocks
(Cost $13,635,769)		19,997,798

CONVERTIBLE BONDS - 17.9%	Par
Communication Services - 2.4%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	655,007
Consumer Discretionary - 1.1%
Booking Holdings
0.900%, 09/15/2021	253,000	296,516
Healthcare - 4.7%
BioMarin Pharmaceutical
0.600%, 08/01/2024	723,000	731,604

Ligand Pharmaceuticals
0.750%, 05/15/2023	514,000	532,013
		1,263,617
Industrials - 3.6%
Chart Industries
1.000%, 11/15/2024 (a)	72,000	178,695
Kaman
3.250%, 05/01/2024	724,000	784,816
		963,511
Information Technology - 6.1%
Akamai Technologies
0.125%, 05/01/2025	435,000	526,078
0.375%, 09/01/2027	218,000	236,394
Palo Alto Networks
0.750%, 07/01/2023	362,000	478,564
Vishay Intertechnology
2.250%, 06/15/2025	361,000	392,587
		1,633,623
Total Convertible Bonds
(Cost $4,358,532)		4,812,274

EXCHANGE TRADED FUND - 1.4%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $300,609)	3,400	378,454

SHORT-TERM INVESTMENT - 6.0%
First American Treasury Obligations Fund, Class X, 0.030%^
(Cost $1,607,703)	1,607,703	1,607,703

Total Investments - 99.8%
(Cost $19,902,613)		26,796,229
Other Assets and Liabilities, Net - 0.2%		60,417
Total Net Assets - 100.0%		$26,856,646

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2021, the value of this investment was $833,702 or 3.1% of total net assets.
^	The rate shown is the seven-day yield effective March 31, 2021.
ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,997,798	$-	$-	$19,997,798
Convertible Bonds	-	4,812,274	-	4,812,274
Exchange Traded Fund	378,454	-	-	378,454
Short-Term Investment	1,607,703	-	-	1,607,703
Total Investments	$21,983,955	$4,812,274	$-	$26,796,229

Refer to each Fund's Schedule of Investments for further sector breakout.